Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Segment Reporting

	2022
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Vinci Retirement Services	Corporate Center	Total
In Brazil	151,660	86,690	79,888	20,699	—	—	338,937
Abroad	73,731	8,305	14,974	—	—	—	97,010

Gross revenue from services rendered	225,391	94,995	94,862	20,699	—	—	435,947

Fund Advisory fee	3,341	—	32	20,699	—	—	24,072
Fund Management fee	218,393	86,838	91,301	—	—	—	396,532
Fund Performance fee	3,659	8,158	3,526	—	—	—	15,343
Taxes and contributions	(11,816)	(5,684)	(8,561)	(1,791)	—	—	(27,852)

Net revenue from services rendered	213,577	89,312	86,298	18,908	—	—	408,095
(-) General and administrative expenses	(40,919)	(24,686)	(18,947)	(5,021)	(5,733)	(119,767)	(215,073)
Share-based payments	(1,150)	(230)	(414)	—	—	(12,482)	(14,276)

Operating profit	171,508	64,396	66,937	13,887	(5,733)	(132,249)	178,746
Finance income							112,133
Finance cost							(19,065)
Finance result, net							93,068

Profit before income taxes							271,814
Income taxes							(52,413)
Profit for the year							219,401

	2021
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Corporate Center	Total
In Brazil	138,403	98,542	74,373	66,829	—	378,147
Abroad	78,206	7,766	31,917	—	—	117,889

Gross revenue from services rendered	216,609	106,308	106,290	66,829	—	496,036

Fund Advisory fee	6,178	—	59	66,829	—	73,066
Fund Management fee	205,162	95,441	83,718	—	—	384,321
Fund Performance fee	5,269	10,867	22,513	—	—	38,649
Taxes and contributions	(11,488)	(9,108)	(4,202)	(5,780)	—	(30,578)

Net revenue from services rendered	205,121	97,200	102,088	61,049	—	465,458
(-) General and administrative expenses	(45,118)	(26,313)	(28,258)	(12,513)	(110,796)	(222,998)

Operating profit	160,003	70,887	73,830	48,536	(110,796)	242,460
Finance income						28,511
Finance cost						(13,129)
Finance result, net						15,382

Profit before income taxes						257,842
Income taxes						(49,227)
Profit for the year						208,615

	2020
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Corporate Center	Total
In Brazil	117,566	62,411	54,178	30,338	—	264,493
Abroad	71,786	14,167	8,790	—	—	94,743

Gross revenue from services rendered	189,352	76,578	62,968	30,338	—	359,236

Fund Advisory fee	1,096	—	135	30,338	—	31,569
Fund Management fee	172,573	64,736	48,489	—	—	285,798
Fund Performance fee	15,683	11,842	14,344	—	—	41,869
Taxes and contributions	(9,859)	(3,821)	(3,040)	(2,624)	—	(19,344)

Net revenue from services rendered	179,493	72,757	59,928	27,714	—	339,892
(-) General and administrative expenses	(22,603)	(9,309)	(10,789)	(3,012)	(78,532)	(124,245)

Operating profit	156,890	63,448	49,139	24,702	(78,532)	215,647
Finance income						10,050
Finance cost						(13,097)
Finance result, net						(3,047)

Profit before income taxes						212,600
Income taxes						(43,446)
Profit for the year						169,154